ACCOUNT RECEIVABLES (Details Narrative)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Weijafu [Member]
Accounts Receivables	65.40%	53.40%
Hainan [Member]
Accounts Receivables	34.60%
Global Joy Co Ltd [Member]
Accounts Receivables		46.50%